UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)   (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2008

November 30, 2008

(Unaudited)

WISDOM FUND

INSTITUTIONAL CLASS SHARES

INVESTOR CLASS SHARES

CLASS B SHARES

CLASS C SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 South Franklin Street, Rocky Mount, NC 27804; Phone 1-800-773-3863.

Investments in the Fund are subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), market risk, industry concentration risk and other risks as set forth in the Fund’s prospectus. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.wisdomfund.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2009.

For More Information on Your Wisdom Fund:

See Our Web site @ www.wisdomfund.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expense Example (Unaudited)

_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$700.50	$7.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.29	$8.85

Investor Class Shares	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$700.50	$8.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.04	$10.10

Class B Shares	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$697.30	$11.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.28	$13.87

Class C Shares	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$697.40	$11.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.28	$13.87

* Expenses are equal to the Fund’s six month expense ratio (1.75% for the Institutional Class, 2.00% for the Investor Class, 2.75% for Class B and Class C) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2008
Shares	Market Value (Note 1)	Shares	Market Value (Note 1)

COMMON STOCKS - 90.91%	Financials - 24.62%
American Express Co.	39,750	$ 926,573
Consumer Discretionary - 14.69%	Bank of America Corp.	4,000	65,000
*	Carmax Inc.	3,000	$ 22,830	M&T Bank Corp.	2,030	130,428
Comcast Corp. - Cl. A	2,250	39,015	Moody's Corp.	6,410	139,161
Gannett Co., Inc.	4,298	37,436	Progressive Corp.	1,000	15,020
Home Depot Inc.	7,000	161,770	SunTrust Banks, Inc.	500	15,865
Lowe's Companies, Inc.	1,000	20,660	Torchmark Corp.	1,000	36,150
McDonald's Corp.	3,500	205,625	US Bancorp	3,000	80,940
*	Mohawk Industries, Inc.	14,495	445,576	Wells Fargo & Co.	41,744	1,205,984
Nike Inc. - Cl. B	8,200	436,650	Wesco Financial Corp.	386	114,642
The Sherwin-Williams Co.	3,970	233,952	White Mountains Insurance
WABCO Holdings Inc.	2,063	30,656	Group Ltd.	2,700	729,000
Washington Post Co. - Cl. B	520	205,868	3,458,763
Yum! Brands Inc.	8,300	223,602	Health Care - 4.28%
2,063,640	*	Five Star Quality Care, Inc.	3,750	5
Consumer Staples - 26.99%	µ	GlaxoSmithKline PLC	3,000	103,320
µ	Cia de Bebidas das Americas	2,000	86,940	Johnson & Johnson	6,000	351,480
Costco Wholesale Corp.	3,500	180,145	µ	Sanofi-Aventis SA	1,000	27,660
µ	Diageo PLC	3,000	169,110	UnitedHealth Group, Inc.	4,000	84,040
µ	Fomento Economico Mexicano	*	WellPoint, Inc.	1,000	35,600
SAB de CV	3,000	82,530	602,105
Kraft Foods, Inc. - Cl. A	4,000	108,840	Industrials - 7.75%
PepsiCo Inc.	5,000	283,500	Burlington Northern Santa Fe Corp.	5,000	383,050
Proctor & Gamble Co.	15,295	984,233	Flowserve Corp.	1,000	50,330
The Coca-Cola Co.	28,430	1,332,514	*	Foster Wheeler Ltd.	2,000	44,520
Wal-Mart Stores Inc.	10,100	564,388	General Electric Co.	3,000	51,510
3,792,200	Ingersoll-Rand Co., Ltd. - Cl. A	1,963	30,780
Energy - 8.03%	*	Iron Mountain, Inc.	1,275	27,706
Apache Corp. †	1,000	77,300	Kennametal Inc.	6,000	112,200
Arch Coal, Inc. †	1,500	23,070	Norfolk Southern Corp.	2,000	98,940
Chesapeake Energy Corp. †	3,000	51,540	SPX Corp.	1,000	37,320
ConocoPhillips	2,164	113,653	Union Pacific Corp.	2,000	100,080
Consol Energy, Inc. †	2,000	57,940	United Parcel Service, Inc. - Cl. B	2,000	115,200
Energy Transfer Partners LP	3,000	99,390	*	USG Corp.	4,000	37,800
Enterprise Products Partners LP	3,500	74,795	1,089,436
Kinder Morgan Energy Partners LP	4,000	193,960	Materials - 0.57%
Linn Energy LLC	12,100	164,560	µ	Cia Siderurgica Nacional SA	2,000	23,040
µ	Petroleo Brasileiro SA	2,800	58,632	µ	POSCO	1,000	57,750
*	Southwestern Energy Co. †	4,000	137,480	80,790
XTO Energy, Inc.	2,000	76,480
1,128,800
(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2008
		Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS (Continued)				SUMMARY OF INVESTMENTS BY SECTOR

Utilities - 3.98%					% of	Market
µ	CPFL Energia SA	2,500	$ 108,675	Industry	Net Assets	Value
	FPL Group, Inc.	6,800	331,568	Consumer Discretionary	14.69%	$ 2,063,640
*	NRG Energy, Inc.	5,000	118,450	Consumer Staples	26.99%	3,792,200
			558,693	Energy	8.03%	1,128,800
				Exchange Traded Fund	2.53%	355,360
Total Common Stocks (Cost $16,114,594)			12,774,427	Financials	24.62%	3,458,763
				Health Care	4.28%	602,105
EXCHANGE TRADED FUND - 2.53%				Industrials	7.75%	1,089,436
	ProShares UltraShort S&P 500	4,000	355,360	Investment Company	6.32%	887,643
				Materials	0.57%	80,790
Total Exchange Traded Fund (Cost $394,462)			355,360	Utilities	3.98%	558,693
				Total	99.76%	$ 14,017,430
INVESTMENT COMPANY - 6.32%
§	HighMark Diversified
	Money Market Fund, 2.15%	887,643	887,643

Total Investment Company (Cost $887,643)			887,643

Total Investments (Cost $17,396,699) - 99.76%			$ 14,017,430
Other Assets Less Liabilities - 0.24%			33,656

Net Assets - 100.00%			$ 14,051,086

*	Represents non-income producing security.
µ	American Depository Receipt.
†	Portion of security pledged as collateral for call options written.
§	Represents 7 day effective yield at November 30, 2008.

The following acronyms are used in this portfolio:
LP - Limited Partner
PLC - Public Limited Company (British)
SA - Sociedade por Ações (Brazil)
SA - Société Anonyme (French)
SAB de CV - Convertible Securities (Mexican)

(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2008
		Number of Contracts	Market Value (Note 1)

CALL OPTIONS WRITTEN

Common Stocks, Expiration Date, Exercise Price (Note 5)

*	Apache Corp.,
	12/20/2008, $80.00	5	$ 2,075
	01/17/2009, $110.00	5	288
*	Arch Coal, Inc.,
	01/17/2009, $40.00	15	75
*	Chesapeake Energy Corp.,
	01/17/2009, $45.00	20	100
*	Consol Energy, Inc.,
	01/17/2009, $50.00	10	250
*	Southwestern Energy Co.,
	12/20/2008, $35.00	20	5,900

Total (Premiums Received $35,232)			$ 8,688

*	Non-income producing investment.

See Notes to Financial Statements

WISDOM FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2008

Assets:
Investments, at value (cost $17,396,699)	$14,017,430
Receivables:
Investments sold	7,260
Fund shares sold	676
Dividends	43,330
Prepaid expenses
Fund accounting fees	4,425
Compliance services fees	673
Other expenses	16,655
Due from advisor (note 2)	6,855
Total assets	14,097,304

Liabilities:
Call options written, at value (premiums received $35,232)	8,688
Payables:
Fund shares repurchased	5,776
Accrued expenses	31,754
Total liabilities	46,218

Net Assets	$14,051,086

Net Assets Consist of:
Capital	$16,108,358
Undistributed net investment income	12,600
Undistributed net realized gain on investments	1,282,853
Net unrealized depreciation on investments	(3,352,725)
Total Net Assets	$14,051,086

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	407,912
Net Assets - Institutional Class Shares	$3,207,434
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$7.86

Investor Class Shares outstanding, no par value (unlimited authorized shares)	338,235
Net Assets - Investor Class Shares	$2,609,828
Net Asset Value and Redemption Price Per Share	$7.72
Maximum Offering Price Per Share ($7.72 ÷ 97.00%)	$7.96

Class B Shares outstanding, no par value (unlimited authorized shares)	724,657
Net Assets - Class B Shares	$5,225,894
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$7.21

Class C Shares outstanding, no par value (unlimited authorized shares)	414,361
Net Assets - Class C Shares	$3,007,930
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$7.26
(a) Class B and Class C shares have a contingent deferred sales charge (note 1).

See Notes to Financial Statements

WISDOM FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2008

Investment Income:
Dividends	$234,114
Foreign withholding tax	(682)
Total Income	233,432

Expenses:
Advisory fees (note 2)	46,062
Administration fees (note 2)	12,236
Transfer agent fees(note 2)	27,527
Fund accounting fees (note 2)	27,996
Compliance service fees(note 2)	3,885
Custody fees (note 2)	4,485
Distribution and service fees - Investor Class Shares (note 3)	4,382
Distribution and service fees - Class B Shares (note 3)	34,462
Distribution and service fees - Class C Shares (note 3)	20,913
Registration and filing administration fees (note 2)	13,725
Legal fees	15,191
Audit and tax preparation fees	8,023
Registration and filing expenses	20,097
Printing expenses	3,660
Trustee fees and meeting expenses	2,507
Securities pricing fees	2,908
Other operating expenses	9,775
Total Expenses	257,834

Expenses reimbursed by advisor(note 2)	(6,855)
Advisory fees waived (note 2)	(30,147)
Net Expenses	220,832

Net Investment Income	12,600

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from:
Investments	468,837
Options	5,955
Change in unrealized appreciation (depreciation) on:
Investments	(6,932,900)
Options	26,544
Realized and Unrealized Loss on Investments	(6,431,564)

Net Decrease in Net Assets Resulting from Operations	$(6,418,964)

See Notes to Financial Statements

WISDOM FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period or fiscal year ended	2008 (a)	2008

Operations:
Net investment income (loss)	$12,600	$(146,766)
Net realized gain from investment transactions	468,837	2,629,797
Net realized gain from options	5,955	-
Change in unrealized appreciation (depreciation) on investments	(6,906,356)	(5,305,227)
Net Decrease in Net Assets Resulting from Operations	(6,418,964)	(2,822,196)

Distributions to Shareholders: (note 6)
Net realized gain from investment transactions
Institutional Class Shares	-	(586,253)
Investor Class Shares	-	(717,260)
Class B Shares	-	(1,395,267)
Class C Shares	-	(836,748)
Decrease in Net Assets Resulting from Distributions	-	(3,535,528)

Capital Share Transactions: (note 7)
Institutional Class Shares
Shares sold	81,966	103,995
Reinvested dividends and distributions	-	580,892
Shares repurchased	(15,288)	(81,175)
Investor Class Shares
Shares sold	335,434	335,499
Reinvested dividends and distributions	-	656,052
Shares repurchased	(947,870)	(2,080,147)
Class B Shares
Shares sold	107,054	75,712
Reinvested dividends and distributions	-	1,332,575
Shares repurchased	(1,014,561)	(2,498,833)
Class C Shares
Shares sold	28,320	100,648
Reinvested dividends and distributions	-	808,073
Shares repurchased	(1,025,258)	(1,342,197)
Decrease from Capital Share Transactions	(2,450,203)	(2,008,906)

Net Decrease in Net Assets	(8,869,167)	(8,366,630)

Net Assets:
Beginning of Period	22,920,253	31,286,883
End of Period	$14,051,086	$22,920,253

Undistributed Net Investment Income	$12,600	$-

(a) Unaudited.

See Notes to Financial Statements

WISDOM FUND

Financial Highlights
Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2008 (a)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 11.22	$14.12	$12.74	$ 13.16	$ 12.62	$ 11.12
(Loss) Income from Investment Operations
Net investment income	0.04	0.01	0.03	0.16	(c)	0.08	0.02
Net realized and unrealized (loss) gain on
securities and foreign currency translations	(3.40)	(1.21)	2.42	0.19	0.63	1.48
Total from Investment Operations	(3.36)	(1.20)	2.45	0.35	0.71	1.50
Less Distributions:
Dividends (from net investment income)	-	-	-	(0.05)	-	-
Distributions (from capital gains)	-	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	-	(1.70)	(1.07)	(0.77)	(0.17)	-
Net Asset Value, End of Period	$ 7.86	$11.22	$14.12	$ 12.74	$ 13.16	$ 12.62
Total Return	(29.95)%	(f)	(8.85)%	19.82%	2.63%	5.65%	13.49%
Net Assets, End of Period (in thousands)	$ 3,207	$4,462	$4,875	$ 4,386	$ 5,090	$ 4,811
Average Net Assets for the Period (in thousands)	$ 3,834	$4,566	$4,531	$ 4,762	$ 4,953	$ 4,452
Ratios of:
Gross Expenses to Average Net Assets (e)	2.19%	(b)	1.73%	1.48%	1.28%	1.23%	1.29%
Net Expenses to Average Net Assets (e)	1.75%	(b)	1.73%	1.48%	1.28%	1.23%	1.29%
Net Investment Income to Average Net Assets	0.80%	(b)	0.11%	0.24%	1.05%	0.60%	0.14%
Portfolio turnover rate	19.31%	(f)	30.89%	10.72%	19.03%	41.99%	20.41%

Investor Class Shares
For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2008 (a)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 11.02	$13.94	$12.62	$ 13.07	$ 12.57	$ 11.10
(Loss) Income from Investment Operations
Net investment income (loss)	0.03	(0.02)	-	0.15	(c)	0.05	(0.01)
Net realized and unrealized (loss) gain on
securities and foreign currency translations	(3.33)	(1.20)	2.39	0.17	0.62	1.48
Total from Investment Operations	(3.30)	(1.22)	2.39	0.32	0.67	1.47
Less Distributions:
Dividends (from net investment income)	-	-	-	(0.05)	-	-
Distributions (from capital gains)	-	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	-	(1.70)	(1.07)	(0.77)	(0.17)	-
Net Asset Value, End of Period	$ 7.72	$11.02	$13.94	$ 12.62	$ 13.07	$ 12.57
Total Return (d)	(29.95)%	(f)	(9.13)%	19.54%	2.45%	5.36%	13.24%
Net Assets, End of Period (in thousands)	$ 2,610	$4,446	$6,837	$11,061	$19,177	$19,789
Average Net Assets for the Period (in thousands)	$ 3,496	$5,503	$7,787	$13,734	$20,625	$17,326
Ratios of:
Gross Expenses to Average Net Assets (e)	2.39%	(b)	1.96%	1.73%	1.53%	1.48%	1.54%
Net Expenses to Average Net Assets (e)	2.00%	(b)	1.96%	1.73%	1.53%	1.48%	1.54%
Net Investment Income (Loss) to Average Net Assets	0.54%	(b)	(0.13)%	(0.01)%	0.81%	0.34%	(0.11)%
Portfolio turnover rate	19.31%	(f)	30.89%	10.72%	19.03%	41.99%	20.41%

(a)	Unaudited.
(b)	Annualized.
(c)	No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.
(d)	Total return does not reflect payment of a sales charge.
(e)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	Not annualized.

See Notes to Financial Statements

WISDOM FUND

Financial Highlights
Class B Shares
For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2008 (a)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 10.34	$ 13.28	$ 12.16	$ 12.72	$ 12.33	$ 10.97
(Loss) Income from Investment Operations
Net investment income (loss)	(0.01)	(0.11)	(0.10)	0.00	(c)	(0.05)	(0.10)
Net realized and unrealized (loss) gain on
securities and foreign currency translations	(3.12)	(1.13)	2.29	0.22	0.61	1.46
Total from Investment Operations	(3.13)	(1.24)	2.19	0.22	0.56	1.36
Less Distributions:
Dividends (from net investment income)	-	-	-	(0.06)	-	-
Distributions (from capital gains)	-	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	-	(1.70)	(1.07)	(0.78)	(0.17)	-
Net Asset Value, End of Period	$ 7.21	$ 10.34	$ 13.28	$ 12.16	$ 12.72	$ 12.33
Total Return (d)	(30.27)%	(f)	(9.77)%	18.59%	1.66%	4.56%	12.40%
Net Assets, End of Period (in thousands)	$ 5,226	$ 8,539	$12,154	$12,842	$14,660	$14,871
Average Net Assets for the Period (in thousands)	$ 6,874	$10,069	$12,288	$13,845	$15,060	$14,097
Ratios of:
Gross Expenses to Average Net Assets (e)	3.15%	(b)	2.72%	2.48%	2.28%	2.23%	2.29%
Net Expenses to Average Net Assets (e)	2.75%	(b)	2.71%	2.48%	2.28%	2.23%	2.29%
Net Investment (Loss) Income to Average Net Assets	(0.21)%	(b)	(0.89)%	(0.76)%	0.07%	(0.41)%	(0.86)%
Portfolio turnover rate	19.31%	(f)	30.89%	10.72%	19.03%	41.99%	20.41%

Class C Shares
For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2008 (a)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$ 10.41	$ 13.36	$ 12.22	$ 12.78	$ 12.38	$ 11.01
(Loss) Income from Investment Operations
Net investment income (loss)	(0.01)	(0.11)	(0.10)	0.00	(c)	(0.05)	(0.09)
Net realized and unrealized (loss) gain on
securities and foreign currency translations	(3.14)	(1.14)	2.31	0.21	0.62	1.46
Total from Investment Operations	(3.15)	(1.25)	2.21	0.21	0.57	1.37
Less Distributions:
Dividends (from net investment income)	-	-	-	(0.05)	-	-
Distributions (from capital gains)	-	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	-	(1.70)	(1.07)	(0.77)	(0.17)	-
Net Asset Value, End of Period	$ 7.26	$ 10.41	$ 13.36	$ 12.22	$ 12.78	$ 12.38
Total Return (d)	(30.26)%	(f)	(9.78)%	18.66%	1.60%	4.63%	12.44%
Net Assets, End of Period (in thousands)	$ 3,008	$ 5,474	$ 7,421	$ 7,975	$ 9,681	$ 8,682
Average Net Assets for the Period (in thousands)	$ 4,171	$ 6,226	$ 7,158	$ 9,139	$ 9,212	$ 6,972
Ratios of:
Gross Expenses to Average Net Assets (e)	3.13%	(b)	2.72%	2.48%	2.28%	2.23%	2.29%
Net Expenses to Average Net Assets (e)	2.75%	(b)	2.72%	2.48%	2.28%	2.23%	2.29%
Net Investment (Loss) Income to Average Net Assets	(0.23)%	(b)	(0.89)%	(0.76)%	0.07%	(0.39)%	(0.86)%
Portfolio turnover rate	19.31%	(f)	30.89%	10.72%	19.03%	41.99%	20.41%

(a)	Unaudited.
(b)	Annualized.
(c)	No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.
(d)	Total return does not reflect payment of a sales charge.
(e)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	Not annualized.
See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements (Unaudited)

_______________________________________________________________________________

1.	Organization and Significant Accounting Policies

The Wisdom Fund (the “Fund”) is a series fund. The Fund is part of the New Providence Investment Trust (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Wisdom Fund commenced operations February 16, 1999. The investment objective of the Fund is to seek maximum total returns consisting of any combination of capital appreciation, realized and unrealized gains, and income under the constantly varying market conditions.

The Board of Trustees of the Trust (the “Trustees”) approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes – Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund’s Class B and Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge. Class B shares are charged at the rate of 4% in the first year and declining to 0% over a six-year period, and Class C shares at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Investor Class shares are sold with an initial sales charge of up to 3.00% of the amount invested. The Investor Class, Class B, and Class C shares are subject to distribution plan fees as described in Note 3. Class B shares automatically convert into Investor Class shares after eight years.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

(Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)________________________________________________________________

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

Fund	Valuation Inputs	Investments In Securities
Wisdom Fund	Level 1	$13,129,787
	Level 2	887,643
	Level 3	-

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund had realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Management has analyzed the Fund’s potential tax positions for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

(Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)

_______________________________________________________________________________

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Atlanta Investment Counsel, LLC (the “Advisor”) based upon the annual rate of 0.50% of the first $500 million of the Fund’s average daily net assets and 0.40% of all assets over $500 million.

The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund’s Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue. The Fund may, at a later date, reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years provided that the Fund has reached a sufficient asset size to permitsuch reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.75%, as stated above. For the fiscal years ended 2007, there were no waived or reimbursed expenses. For the fiscal year ended 2008, there were no reimbursed expenses, but the advisory fees were waived in the amount of $777. For the six month period ended November 30, 2008, expenses were reimbursed in the amount of $6,855 and advisory fees were waived in the amount of $30,147.

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates shown in the schedule provided below. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided below.

Administration Fees (a)		Custody Fees (b)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Over $100 Million	0.125% 0.100% 0.075%	First $100 Million Over $100 Million	0.020% 0.009%	$4,500	All Assets	0.01%	$150 per state per class
(a) Subject to a minimum fee of $2,000 per month.
(b) Subject to a minimum fee of $400 per month.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives sales charges imposed on share purchases and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the six month period ended November 30, 2008, the Distributor retained sales charges in the amount of $530.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the Investor Class Shares, Class B Shares

(Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)

_______________________________________________________________________________

and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares or 1.00% per annum of the average daily net assets of the Class B or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts. The Fund incurred $4,382, $34,462, and $20,913, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the six month period ended November 30, 2008.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Purchases of Securities	Proceeds from Sales of Securities
$3,459,771	5,712,221

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended November 30, 2008.

5.	Options Written

The Fund had the following transactions in call options during the six month period ended November 30, 2008:

Option Contracts Written	Number of Contracts	Premiums Received
Options outstanding, Beginning of period	-	$ -
Options written	105	41,187
Options closed	-	-
Options exercised	-	-
Options expired	(30)	(5,955)
Options outstanding, End of period	75	$ 35,232

6.	Federal Income Tax

The information in the tables below represent: (1) tax components of capital as of May 31, 2008, (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of May 31, 2008, and (3) characterization of distributions for federal income tax purposes for the fiscal years ended May 31, 2008 and 2007.

__________________________________________________

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Net Tax Appreciation
$ -	$821,869	$ -	$3,539,823

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation (depreciation) of investments can be wash sale loss deferrals and/or post-October loss deferrals:

_______________________________________________

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
$17,375,275	$754,056	$(4,120,589)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be re-classified against capital.

_______________________________________________

For the fiscal year ended	Distributions from
	Ordinary Income	Long-Term Capital Gains
May 31, 2008 (a)	$ -	$3,535,528
May 31, 2007 (a)	$ -	$2,457,265

(a) Audited.

(Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)

_______________________________________________________________________________

7.	Capital Share Transactions

For the six month period or fiscal year ended	Institutional Class		Investor Class
	November 30, 2008	May 31, 2008 (a)	November 30, 2008	May 31, 2008 (a)
Capital Share Transactions
Shares sold	11,766	8,546	33,297	25,610
Reinvested distributions	-	50,294	-	57,751
Shares repurchased	(1,509)	(6,382)	(98,427)	(170,609)
Net Increase (Decrease) in Capital Shares	10,257	52,458	(65,130)	(87,248)
Shares Outstanding, Beginning of Period	397,655	345,197	403,365	490,613
Shares Outstanding, End of Period	407,912	397,655	338,235	403,365

(a) Audited.

For the six month period or fiscal year ended	Class B		Class C
	November 30, 2008	May 31, 2008 (a)	November 30, 2008	May 31, 2008 (a)
Capital Share Transactions
Shares sold	11,204	6,336	3,462	8,440
Reinvested distributions	-	124,656	-	75,100
Shares repurchased	(112,205)	(220,378)	(114,959)	(113,149)
Net Decrease in Capital Shares	(101,001)	(89,386)	(111,497)	(29,609)
Shares Outstanding, Beginning of Period	825,658	915,044	525,858	555,467
Shares Outstanding, End of Period	724,657	825,658	414,361	525,858

(a) Audited.

8.	New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

9.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

(Continued)

WISDOM FUND

Additional Information (Unaudited)

_______________________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Renewal of the Investment Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement. At the annual meeting of the Fund’s Board of Trustees on October 21, 2008, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement and Expense Limitation Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees considered the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities), its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees noted that the Trust’s principal executive officer, principal financial officer, president, treasurer, and chief compliance officer is an employee of the Advisor and serves the Trust without additional compensation. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance programs), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group indices. The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies. After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the fact that the Fund is the Advisor’s only client, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

WISDOM FUND

Additional Information (Unaudited)

_______________________________________________________________________________

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees reviewed the Fund’s expense limitation agreement (“Expense Limitation Agreement”) with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreement. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from certain of the Fund’s trades. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Trustees determined that the management fee was lower than some of the comparable funds and higher than others, while the net expense ratio was higher than the comparable funds. The Trustees also determined that the management fee was lower than the peer group average, but the net expense ratio was higher than the peer group average. The Trustees noted that the Fund was much smaller than the industry average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor involved both the management fee and the Expense Limitation Agreement. The Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows. The Trustees noted that the Fund’s shareholders would receive benefits from the Expense Limitation Agreement if the Fund’s assets were to decrease or the Fund’s expenses were to increase beyond the cap set by the Expense Limitation Agreement. The Trustees noted that the Fund’s shareholders also benefited from economies of scale under the Fund’s agreements with service providers other than the Advisor. Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”). After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund (currently a single individual); the basis of decisions to buy or sell securities for the Fund and other accounts and the method for bunching portfolio securities transactions should the Advisor add new accounts; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

Wisdom Fund

is a series of

The New Providence Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC 116 South Franklin Street Post Office Drawer 4365 Rocky Mount, North Carolina 27803-0365	Atlanta Investment Counsel, LLC 4161 Harris Trail, NW Atlanta, Georgia 30327

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-352-0020

World Wide Web @:	World Wide Web @:

ncfunds.com	wisdomfund.com

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None

Item 11. CONTROLS AND PROCEDURES.

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)	/s/ C. Douglas Davenport C. Douglas Davenport President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ C. Douglas Davenport C. Douglas Davenport President, Treasurer, Principal Executive Officer and Principal Financial Officer New Providence Investment Trust

Date: January 29, 2009